Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
8.	Cash and Cash Equivalents

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Cash and bank balances	R$	6,769	R$	17,801	US$	5,381
Cash equivalents		104,535		378,161		114,317

Total cash and cash equivalents	R$	111,304	R$	395,962	US$	119,698

Cash equivalents are investments in Bank Deposit Certificates (“CDB”) and investment funds, issued by Brazilian financial institutions, with original maturities of 90 days or less that accrue at an average interest rate of 91.94% of CDI (Interbank Deposit Certificate rate).